(Loss)/Earnings Per Share - Schedule of Basic (Loss)/Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (9,109,776)	$ (1,324,961)	¥ (3,736,932)	¥ (3,074,022)
Extinguishment and reissuance of Series B preferred shares	0	0	(363,279)	0
Accretion of redeemable convertible preferred shares	(298,990)	(43,486)	5,073,140	(4,874,739)
Allocation of net income attributable to preferred shareholders | ¥			(870,166)	0
Numerator for computing basic net (loss)/earnings per share | ¥			¥ 102,763	¥ (7,948,761)
Denominator:
Weighted average number of ordinary shares outstanding			342,548,237	342,548,237
Basic net (loss)/earnings per share | ¥ / shares			¥ 0.30	¥ (23.20)
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(3,841,616)	(558,740)
Accretion of redeemable convertible preferred shares	(126,085)	(18,338)
Numerator for computing basic net (loss)/earnings per share	¥ (3,967,701)	$ (577,078)
Denominator:
Weighted average number of ordinary shares outstanding	1,631,116,600	1,631,116,600
Basic net (loss)/earnings per share | (per share)	¥ (2.43)	$ (0.35)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (5,268,160)	$ (766,221)
Accretion of redeemable convertible preferred shares	(172,905)	(25,148)
Numerator for computing basic net (loss)/earnings per share	¥ (5,441,065)	$ (791,369)
Denominator:
Weighted average number of ordinary shares outstanding	2,236,815,186	2,236,815,186
Basic net (loss)/earnings per share | (per share)	¥ (2.43)	$ (0.35)